Computation of Basic and Diluted Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share Disclosure [Line Items]
Net (loss) income from continuing operations attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic and diluted	$ 9,751	$ (13,401)	$ (13,998)
Net income from discontinued operations attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic and diluted	381	596	567
Net (loss) income attributable to China Techfaith Wireless Communication Technology Limited (numerator), basic and diluted	$ 10,132	$ (12,805)	$ (13,431)
Shares (denominator):
Weighted average ordinary shares outstanding	794,003,193	794,003,193	794,003,193
Effect of dilutive securities:
Weighted average shares used in computing diluted net income per share	794,003,193	794,003,193	794,003,193
Net (loss) income from continuing operations attributable to China Techfaith Wireless Communication Technology Limited per share, basic and diluted	$ 0.01	$ (0.02)	$ (0.02)
Net income from discontinued operations attributable to China Techfaith Wireless Communication Technology Limited per share, basic and diluted	0.00	0.00	0.00
Net (loss) income attributable to China Techfaith Wireless Communication Technology Limited per share, basic and diluted	$ 0.01	$ (0.02)	$ (0.02)